Document and Entity Information	3 Months Ended
Dec. 31, 2015
Document and Entity Information:
Entity Registrant Name	EL CAPITAN PRECIOUS METALS INC
Entity Trading Symbol	ecpn
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Central Index Key	0001135202
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No